Related Party Transactions CVSR (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
CVSR [Member] | NRG Energy Services LLC [Member]
Related Party Transaction [Line Items]
Related Party Transaction, Expenses from Transactions with Related Party	$ 4	$ 7